ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable And Accrued Liabilities Details
Accounts payable	$ 2,017	$ 1,142	$ 1,840
Payroll related liabilities	213	212	209
Other accrued liabilities		14	202
Total accounts payable and accrued liabilities	$ 2,230	$ 1,368	$ 2,251